UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04316

Midas Series Trust
(Exact name of registrant as specified in charter)

2255 Buffalo Road, Rochester, NY          14624
(Address of principal executive offices)     (Zip code)

Russell Kamerman, Esq.
2255 Buffalo Road
Rochester, NY 14624
(Name and address of agent for service)

Registrant's telephone number, including area code:    1-212-785-0900

Date of fiscal year end: 12/31

Date of reporting period: 1/1/24 - 12/31/24

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. sec. 3507.

Item 1. Reports to Stockholders.

Item 1(a):

Midas Fund	December 31, 2024

Midas Fund (Ticker: MIDSX)

Annual Shareholder Report
This annual shareholder report contains important information about Midas Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.MidasFunds.com. You can also request this information by contacting us at 1‑800‑400‑MIDAS (6432).

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Midas Fund	$620	5.98%

How did the Fund perform during the period? What affected the Fund’s performance?
PRECIOUS METALS AND FINANCIAL MARKETS:
During the year ended December 31, 2024, the gold price averaged about $2,388 per ounce (all metal prices are based on the London PM Fix) as compared to $1,943 and $1,801 in 2023 and 2022, respectively. With a low of $1,985 and a high of $2,785, the gold price ended up about 26% over 2024. Similarly, the price of silver ended up 23% over 2024. These market conditions have positively impacted the Fund because the Fund was invested in companies whose revenue is derived from the mining and sale of gold, silver, and certain base metals. In response to, among other things, the rise of precious metals prices, the Fund’s leverage was increased.
INVESTMENT STRATEGY AND RETURNS:
The Fund seeks primarily capital appreciation and protection against inflation and, secondarily, current income. During the year ended December 31, 2024, the Fund’s total return was 7.27% and the S&P 500 Index total return was 25.02%. The Fund’s net investment loss, net realized gain on investments, and net increase in unrealized appreciation on investments were, respectively, $424,398, $19,796, and $1,301,309, which contributed materially to the Fund’s total return. The Fund’s top performance contributors were Lundin Gold, a Canadian gold miner with operations in Ecuador, and Kinross Gold Corp., a Canadian-based major precious metals producer. The Fund’s top performance detractors during the same period were Victoria Gold Corp., a Canadian gold miner, and Resolute Mining Inc., an Australian gold miner. During this period, unrealized depreciation was recorded from holdings of, among others, Newmont Corporation, a major precious metals producer, and unrealized appreciation from, among others, Agnico Eagle Mines, Ltd., a Canadian precious metals producer.

Annual Shareholder Report	1	Midas Fund (Ticker: MIDSX)

Midas Fund	December 31, 2024

Fund Performance
The performance graph shows returns of an initial investment of $10,000 in the Fund as of 12/31/24. The data presented represents past performance and cannot be used to predict future results.

Average Annual Total Returns (for the periods ended December 31, 2024):

	1 Year	5 Years	10 Years

MIDAS FUND	7.27%	-3.50%	1.77%

S&P 500 Index Benchmark (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Visit www.MidasFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Fund’s net assets	$10,776,618

Total number of portfolio holdings	21

Portfolio turnover rate as of the end of the reporting period	5%

Total advisory fees paid	$113,097

Annual Shareholder Report	2	Midas Fund (Ticker: MIDSX)

Midas Fund	December 31, 2024

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total net assets of the Fund.

Top Ten Security Holdings	Percent of Total Net Assets	Sector Allocation	Geographical Allocation

Agnico Eagle Mines Limited	22%
Lundin Gold Inc.	14%
Northern Star Resources Limited	11%
Evolution Mining Ltd.	9%
Dundee Precious Metals Inc.	8%
SPDR Gold Trust	8%
Royal Gold, Inc.	6%
Endeavor Mining plc	6%
Perseus Mining Ltd.	5%
iShares Silver Trust	5%
Total	94%

The above is shown for informational purposes only as an approximate percentage of net assets and are subject to change. The above portfolio information should not be considered as a recommendation to purchase or sell a particular security and there is no assurance that any securities will remain in or out of the Fund. The figures in the table use approximate percentages of net assets and may not add up to 100% due to leverage, cash or other assets, rounding, and other factors. Allocations of less than 1% in the aggregate are not shown.

Availability of Additional Information
You can find additional information on the Fund’s website at www.MidasFunds.com, including its:

●	prospectus

●	financial information

●	portfolio holdings

●	proxy voting information
You can also request this information by contacting us at 1‑800‑400‑MIDAS (6432).

Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at 1‑800‑400‑MIDAS (6432).

Annual Shareholder Report	3	Midas Fund (Ticker: MIDSX)

Midas Magic	December 31, 2024

Midas Magic (Ticker: MISEX)

Annual Shareholder Report
This annual shareholder report contains important information about Midas Magic (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.MidasFunds.com. You can also request this information by contacting us at 1‑800‑400‑MIDAS (6432).

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Midas Magic	$422	3.77%

How did the Fund perform during the period? What affected the Fund’s performance?
Over the course of 2024, U.S. equity markets reacted favorably to a stable job market, high consumer sentiment, and moderating inflation as measured by the Producer Price Index, which positively impacted the Fund. In addition, the Fund benefitted from, among other things, investor enthusiasm over the potential of artificial intelligence, which favorably impacted one of the Fund’s largest holdings, Alphabet Inc. U.S. personal spending has also expanded since the beginning of the year, according to the Bureau of Economic Analysis, positively impacting several of the Fund’s securities such as Williams-Sonoma, Inc. and AutoZone, Inc.
INVESTMENT STRATEGY AND RETURNS:
The Fund seeks capital appreciation. Over fiscal year 2024, the Fund’s total return was 26.61% and the S&P 500 Index total return was 25.02%. The Fund’s net investment loss, net realized gain on investments, and net increase in unrealized appreciation on investments were respectively $595,442, $2,269,503, and $2,855,194, which contributed materially to the Fund’s total return. The Fund’s top performance contributors were Alphabet, Inc., an multinational technology company, and Mastercard, Inc., a global payment services company. The Fund’s top performance detractors were Lam Research Corporation, an American supplier of equipment to the semi conductor industry, and UnitedHealth Group, Inc., a health care company that provides health insurance and services.

Annual Shareholder Report	1	Midas Magic (Ticker: MISEX)

Midas Magic	December 31, 2024

Fund Performance
The performance graph shows returns of an initial investment of $10,000 in the Fund as of 12/31/24. The data presented represents past performance and cannot be used to predict future results.

Average Annual Total Returns (for the periods ended December 31, 2024):

	1 Year	5 Years	10 Years

MIDAS MAGIC	26.61%	15.14%	11.94%

S&P 500 Index Benchmark (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Visit www.MidasFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Fund’s net assets	$20,515,094

Total number of portfolio holdings	11

Portfolio turnover rate as of the end of the reporting period	3%

Total advisory fees paid	$183,363

Annual Shareholder Report	2	Midas Magic (Ticker: MISEX)

Midas Magic	December 31, 2024

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total net assets of the Fund.

Top Ten Security Holdings	Percent of Total Net Assets	Sector Allocation (Source: Morningstar, Inc.)	Geographical Allocation

Alphabet Inc. Class A	30%
Mastercard Incorporated Class A	26%
Berkshire Hathaway Inc. Class B	11%
AutoZone, Inc.	10%
Williams-Sonoma, Inc.	9%
JPMorgan Chase & Co.	8%
Lam Research Corporation	4%
UnitedHealth Group, Inc.	3%
NVR, Inc.	3%
Essent Group Ltd.	3%
Total	107%

The above is shown for informational purposes only as an approximate percentage of net assets and are subject to change. The above portfolio information should not be considered as a recommendation to purchase or sell a particular security and there is no assurance that any securities will remain in or out of the Fund. The figures in the table use approximate percentages of net assets and may not add up to 100% due to leverage, cash or other assets, rounding, and other factors. Allocations of less than 1% in the aggregate are not shown.

Availability of Additional Information
You can find additional information on the Fund’s website at www.MidasFunds.com, including its:

●	prospectus

●	financial information

●	portfolio holdings

●	proxy voting information
You can also request this information by contacting us at 1‑800‑400‑MIDAS (6432).

Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at 1‑800‑400‑MIDAS (6432).

Annual Shareholder Report	3	Midas Magic (Ticker: MISEX)

Item 1(b):

Not applicable.

Item 2. Code of Ethics.

(a)
The registrant has adopted a code of ethics (the "Code") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	No information need be disclosed pursuant to this paragraph.

(c)	Not applicable.

(d)	Not applicable.

(e)	Not applicable.

(f)	The text of the Code can be viewed on the registrant's website, www.MidasFunds.com, or a copy of the Code may be obtained free of charge by calling the registrant collect at 1-212-785-0900.

Item 3. Audit Committee Financial Expert.

   The registrant's Board of Trustees has determined that it has three "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Roger A. Atkinson, Jon Tomasson, and Peter K. Werner. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert pursuant to this Item does not affect the duties, obligations, or liability of any other member of the audit committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

(a)
The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

AUDIT FEES

2024 - $51,050
2023 - $50,750

(b)
The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are as follows:

AUDIT-RELATED FEES

2024 - $4,200
2023 - $4,200

Audit related  fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, including the issuance of a report on internal controls and review of periodic reporting.

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are as follows:

TAX FEES

2024 - $10,000
2023 - $10,000

Tax fees include amounts related to tax compliance, tax planning, and tax advice.

(d)
The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are as follows:

ALL OTHER FEES

2024 - $0
2023 - $0

All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)
(1) Pursuant to the registrant's Audit Committee Charter, the Audit Committee shall consider for pre-approval any non-audit services proposed to be provided by the auditors to the registrant, and any non-audit services proposed to be provided by such auditors to the registrant’s investment manager and any service providers controlling, controlled by, or under common control with the registrant’s investment manager, if any, which have a direct impact on registrant operations or financial reporting.  In those situations when it is not convenient to obtain full Audit Committee approval, the Chairman of the Audit Committee is delegated the authority to grant pre-approvals of auditing, audit-related, non-audit related, tax, and all other services so long as all such pre-approved decisions are reviewed with the full Audit Committee at its next scheduled meeting. Such pre-approval of non-audit services proposed to be provided by the auditors to the registrant is not necessary, however, if such services fall within the de minimis exception under Section 10A of the Exchange Act of 1934, as amended.

(2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)
The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were $39,000 in 2023 and $39,000 in 2024.

(h)
The registrant's audit committee has determined that the provision of non-audit services that were rendered by the accountant to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

   Not applicable because the registrant is not a "listed issuer" within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934, as amended.

Item 6. Investments.

   Included as part of the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Midas Series Trust

Rochester, New York

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Midas Fund and Midas Magic (the “Funds”), each a series of Midas Series Trust (the “Trust”), including the schedules of investments, as of December 31, 2024, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2024, the results of their operations and cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the Funds in the Trust since 1989.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

February 18, 2025

MIDAS FUND

Schedule of Portfolio Investments

December 31, 2024

Shares		Value
Common Stocks (126.95%)
	Major Precious Metals Producers (30.23%)
30,000	Agnico Eagle Mines Limited	$2,346,300
52,500	Kinross Gold Corporation	486,675
11,400	Newmont Corporation	424,308

		3,257,283

	Intermediate Precious Metals Producers (78.97%)
74,500	Centerra Gold Inc.	423,905
98,000	Dundee Precious Metals, Inc.	889,118
38,000	Endeavour Mining plc	688,727
319,554	Evolution Mining Limited	951,442
2,580	Franco-Nevada Corporation	303,382
68,750	Lundin Gold Inc.	1,466,562
125,000	Northern Star Resources Limited	1,194,677
121,000	OceanaGold Corp.	335,061
373,000	Perseus Mining Ltd.	591,697
925,000	Resolute Mining Ltd. (a)	226,168
5,300	Royal Gold, Inc.	698,805
1,974,550	Vault Minerals Limited (a)	403,344
6,000	Wheaton Precious Metals Corp.	337,440

		8,510,328

	Junior Precious Metals Producers (4.51%)
8,604	Triple Flag Precious Metals Corp.	129,303
72,000	Victoria Gold Corp. (a) (b)	0
39,800	Wesdome Gold Mines Ltd. (a)	357,205

		486,508

	Other Natural Resources Companies (13.24%)
22,320	iShares Silver Trust (a)	587,686
3,465	SPDR Gold Trust (a)	838,980

		1,426,666

Total investments (Cost $9,135,764) (126.95%) (c)		13,680,785
Liabilities in excess of cash and other assets (-26.95%)		(2,904,167)

Net assets (100.00%)		$10,776,618

(a) Non-income producing.

(b) Illiquid security fair valued using procedures approved by the Board of Trustees which includes significant unobservable inputs and is deemed a level 3 security. Originally acquired on 7/14/2023, cost $506,943, value $0 or 5% and 0% of net assets, respectively, as of December 31, 2024.

(c) The Fund’s total investment portfolio value of $13,680,785 has been pledged as collateral for borrowings under the Fund’s credit agreement. The outstanding loan balance under the credit agreement was $2,827,200 as of December 31, 2024.

See notes to financial statements.

MIDAS MAGIC

Schedule of Portfolio Investments

December 31, 2024

Shares		Value
Common Stocks (108.90%)
	Automotive Dealers and Gasoline Service Stations (10.07%)
645	AutoZone, Inc. (a)	$2,065,290

	Building Construction General Contractors and Operative Builders (3.19%)
80	NVR, Inc. (a)	654,312

	Depository Institutions (7.95%)
6,800	JPMorgan Chase & Co.	1,630,028

	Fire, Marine & Casualty Insurance (11.27%)
5,100	Berkshire Hathaway Inc. Class B (a)	2,311,728

	Home Furniture, Furnishings, and Equipment Stores (9.03%)
10,000	Williams-Sonoma, Inc.	1,851,800

	Industrial and Commercial Machinery and Computer Equipment (4.22%)
12,000	Lam Research Corporation	866,760

	Insurance Carriers (5.98%)
10,000	Essent Group Ltd.	544,400
1,350	UnitedHealth Group Incorporated	682,911

		1,227,311

	Security and Commodity Brokers, Dealers, Exchanges, and Services (1.64%)
1,900	Interactive Brokers Group, Inc. Class A	335,673

	Service - Business Services (25.66%)
10,000	Mastercard Incorporated Class A	5,265,700

	Service - Computer Programming, Data Processing (29.89%)
32,400	Alphabet Inc. Class A	6,133,320

Total investments (Cost $3,720,943) (108.90%) (b)		22,341,922
Liabilities in excess of cash and other assets (-8.90%)		(1,826,828)

Net assets (100.00%)		$20,515,094

(a) Non-income producing.

(b) The Fund’s total investment portfolio value of $22,341,922 has been pledged as collateral for borrowings under the Fund’s credit agreement. The outstanding loan balance under the credit agreement was $1,727,000 as of December 31, 2024.

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2024

	MIDAS FUND	MIDAS MAGIC
Assets
Investments, at cost	$9,135,764	$3,720,943

Investments, at value	13,680,785	22,341,922
Cash	255	697
Receivables
Dividends	3,332	2,760
Fund shares sold	450	100
Interest	2	4
Prepaid expenses and other assets	36,409	14,974

Total assets	13,721,233	22,360,457

Liabilities
Credit agreement borrowing	2,827,200	1,727,000
Payables
Accrued expenses	85,849	71,697
Investment management fees	9,990	16,284
Administrative services	13,040	22,171
Trustees	3,935	3,514
Distribution fees	2,496	4,637
Fund shares redeemed	2,105	60

Total liabilities	2,944,615	1,845,363

Net assets	$10,776,618	$20,515,094

Shares outstanding, $0.01 par value	9,108,413	594,459

Net asset value, offering, and redemption price per share	$1.18	$34.51

Net assets consist of
Paid in capital	$57,685,738	$(198,303)
Distributable earnings	(46,909,120)	20,713,397

	$10,776,618	$20,515,094

See notes to financial statements.

STATEMENTS OF OPERATIONS

Year Ended December 31, 2024

	MIDAS FUND	MIDAS MAGIC
Investment income
Dividends	$288,833	$140,593
Interest	149	325
Foreign tax withholding	(36,833)	—

Total investment income	252,149	140,918

Expenses
Interest and fees on credit agreement	179,543	139,642
Investment management	113,097	183,363
Transfer agent	100,650	46,360
Administrative services	90,155	157,590
Auditing	46,270	25,620
Bookkeeping and pricing	34,660	33,335
Registration	29,100	36,600
Distribution	28,274	48,818
Shareholder communications	22,594	16,652
Trustees	16,737	26,563
Custodian	6,366	5,500
Legal	5,270	9,910
Insurance	3,607	5,803
Other	224	604

Total expenses	676,547	736,360

Net investment loss	(424,398)	(595,442)

Net Realized and Unrealized Gain
Net realized gain on
Investments	18,720	2,269,503
Foreign currencies	1,076	—
Net increase in unrealized appreciation on investments	1,301,309	2,855,194

Net realized and unrealized gain	1,321,105	5,124,697

Net increase in net assets resulting from operations	$896,707	$4,529,255

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2024 and 2023

	MIDAS FUND		MIDAS MAGIC
	2024	2023	2024	2023
Operations
Net investment loss	$(424,398)	$(351,097)	$(595,442)	$(622,686)
Net realized gain	19,796	111,545	2,269,503	363,336
Net increase in unrealized appreciation	1,301,309	62,324	2,855,194	4,858,041

Net increase (decrease) in net assets resulting from operations	896,707	(177,228)	4,529,255	4,598,691

Distributions to shareholders
Distributable earnings	—	—	(408,873)	(372,698)

Total distributions	—	—	(408,873)	(372,698)

Capital share transactions
Change in net assets resulting from capital share transactions	(1,314,422)	(767,861)	(1,130,048)	(2,176,541)
Redemption fees	17,860	21,159	12,171	12,605

Decrease in net assets resulting from capital share transactions	(1,296,562)	(746,702)	(1,117,877)	(2,163,936)

Total change in net assets	(399,855)	(923,930)	3,002,505	2,062,057

Net assets
Beginning of period	11,176,473	12,100,403	17,512,589	15,450,532

End of period	$10,776,618	$11,176,473	$20,515,094	$17,512,589

Capital share transactions were as follows:
Value
Shares sold	$789,163	$1,020,773	$352,814	$48,924
Shares issued on reinvestment of distributions	—	—	395,305	358,037
Shares redeemed	(2,103,585)	(1,788,634)	(1,878,167)	(2,583,502)

Net decrease	$(1,314,422)	$(767,861)	$(1,130,048)	$(2,176,541)

Number
Shares sold	688,431	901,204	11,649	2,004
Shares issued on reinvestment of distributions	—	—	11,425	12,828
Shares redeemed	(1,727,579)	(1,559,519)	(58,297)	(106,759)

Net decrease	(1,039,148)	(658,315)	(35,223)	(91,927)

See notes to financial statements.

STATEMENTS OF CASH FLOWS

Year Ended December 31, 2024

	MIDAS FUND	MIDAS MAGIC
Cash flows from operating activities
Net increase in net assets resulting from operations	$896,707	$4,529,255
Adjustments to reconcile change in net assets resulting from operations to net cash provided by (used in) operating activities:
Proceeds from sales of long term investments	1,607,818	5,206,437
Purchase of long term investments	(730,242)	(703,627)
Unrealized appreciation of investments and foreign currencies	(1,301,309)	(2,855,194)
Net realized gain on sales of investments and foreign currencies	(19,796)	(2,269,503)
Net sales of short term investments	1,076	—
Increase in dividends receivable	—	(360)
Decrease in interest receivable	5	1
Decrease (increase) in prepaid expenses and other assets	507	(1,144)
Decrease in accrued expenses	(8,018)	(30,996)
Increase in investment management fees payable	259	2,658
Increase in administrative services payable	3,975	8,503
Increase in distribution fees payable	65	761
Increase in trustees fees payable	619	368

Net cash provided by operating activities	451,666	3,887,159

Cash flows from financing activities
Credit agreement borrowing (repayment), net	850,400	(2,357,900)
Net shares redeemed	(1,302,258)	(1,515,418)
Cash distributions paid to shareholders	—	(13,568)

Net cash used in financing activities	(451,858)	(3,886,886)

Net change in cash	(192)	273

Cash
Beginning of period	447	424

End of period	$255	$697

Supplemental disclosure of cash flow information
Cash paid for interest on credit agreement	$171,563	$131,150
Non-cash financing activities herein consisted of :
Reinvestment of distribution	$-	$395,305

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2024

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Midas Fund and Midas Magic (each individually, a “Fund,” and collectively, the “Funds”) are each a series of shares of Midas Series Trust (the “Trust”), a Delaware statutory trust which is registered under the Investment Company Act of 1940, as amended (the “Company Act”), as an open end management investment company. Each Fund is a distinct portfolio with its own investment objective and policies. The Trust retains Midas Management Corporation (the “Investment Manager”) as the investment manager of each Fund. The investment objectives of Midas Fund are primarily capital appreciation and protection against inflation and, secondarily, current income. Under normal circumstances, in pursuit of its investment objectives, the Midas Fund’s investment strategy is to invest principally in (i) securities (e.g., common and preferred stocks, bonds, convertible securities, etc.) of companies primarily involved, directly or indirectly, in the business of mining, processing, fabricating, distributing or otherwise dealing in gold, silver, platinum, other precious metals, or other natural resources; and (ii) gold, silver, and platinum bullion and coins; provided, however, that the Fund may invest in any type of equity security (e.g., common and preferred stocks) and in companies of any size, industry or sector, including both domestic and foreign companies, that the Investment Manager believes may achieve the Fund’s investment objectives. The investment objective of Midas Magic is capital appreciation. Under normal circumstances, in pursuit of its investment objective, Midas Magic may invest in any security type (e.g., common and preferred stocks, bonds, convertible securities, etc.) and in companies of any size, industry, or sector, including both domestic and foreign companies.

Each Fund currently offers one class of shares. The Funds impose a short term trading redemption fee on any Fund shares that are redeemed or exchanged within 30 days following their purchase date. The redemption fee is 1% of the amount redeemed. Such fees are retained by the Funds for the benefit of the remaining shareholders and are accounted for as an addition to paid in capital.

The Trust is an investment company and accordingly follows the accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

The following summarizes the significant accounting policies of the Funds:

Valuation of Investments – Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is in the United States are usually valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are usually valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price on the local exchange is unavailable, the last evaluated quote or closing bid price normally is used. In the event of an unexpected closing of the primary market or exchange, a security may continue to trade on one or more other markets, and the price as reflected on those other trading venues may be more reflective of the security’s value than an earlier price from the primary market or exchange. Accordingly, a Fund may seek to use these additional sources of pricing data or information when prices from the primary market or exchange are unavailable, or are earlier and less representative of current market value. Gold and silver bullion are valued at 4:00 p.m. ET, at the mean between the last bid and asked quotations of the Bloomberg Composite (NY) Spot Price for that metal. Certain debt securities may be priced through pricing services that may utilize a matrix pricing system which takes into consideration factors such as yields, prices, maturities, call features, and ratings on comparable securities or according to prices quoted by a securities dealer that offers pricing services. Open end investment companies are valued at their net asset value (“NAV”). Foreign securities markets may be open on days when the U.S. markets are closed. For this reason, the value of any foreign securities owned by a Fund could change on a day when shareholders cannot buy or sell shares of a Fund. Although the Funds’ Board of Trustees (the “Board”) may choose to determine fair value in good faith for any or all fund investments by carrying out the required functions itself, pursuant to Rule 2a-5 under the Company Act, the Board currently has chosen to designate the performance of fair value determinations to a valuation designee, the Investment Manager, subject to the Board’s oversight, with respect to securities for which market quotations are not readily available and reliable and other assets, called “fair value pricing.” Due to the inherent uncertainty of valuation, fair value pricing values may differ from the values that would have been used had a readily available and reliable market quotation for the securities existed. These differences in valuation could be material. A security’s valuation may differ depending on the method used for determining value. The use of fair value pricing may cause the NAV of its shares to differ from the NAV that would be calculated using market prices. A fair value price is an estimate and there is no assurance that such price will be at or close to the price at which a security is next quoted or traded.

Cash – Cash may include deposits allocated among banks insured by the Federal Deposit Insurance Corporation (“FDIC”) in amounts up to the insurance coverage maximum amount of $250,000. Cash may also include uninvested cash balances held by the Funds’ custodian.

Investments in Other Investment Companies – Each Fund may invest in shares of other investment companies such as closed end funds, exchange traded funds, and mutual funds (each, an “Acquired Fund”) in accordance with the Company Act and related rules. Shareholders in a Fund bear the pro rata portion of the fees and expenses of the Acquired Funds in addition to a Fund’s expenses. The expenses incurred by the Funds that are disclosed in the Statement of Operations do not include fees and expenses incurred by the Acquired Funds. The fees and expenses of an Acquired Fund are reflected in such Acquired Fund’s total return.

Foreign Currency Translation – Securities denominated in foreign currencies are translated into U.S. dollars at prevailing exchange rates. Realized gain or loss on sales of such investments in local currency terms is reported separately from gain or loss attributable to a change in foreign exchange rates for those investments.

Forward Foreign Currency Contracts – Forward foreign currency contracts are marked to market and the change in market value is recorded by a Fund as an unrealized gain or loss. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably.

Derivatives – The Funds may use derivatives for a variety of reasons, such as to attempt to protect against possible changes in the value of their portfolio holdings or to generate potential gain. Derivatives are financial contracts that derive their values from other securities or commodities, or that are based on indices. Derivatives are marked to market with the change in value reflected in unrealized appreciation or depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of the asset underlying a contract, in which case the recognition of gain or loss is postponed until the disposal of the asset. The Funds risk loss if counterparties fail to meet the terms of the contract. Derivative contracts include, among other things, options, futures, forward currency contracts, and swap agreements.

Investment Transactions – Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Realized gains or losses are determined by specifically identifying the cost basis of the investment sold.

Investment Income – Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date or in the case of certain foreign securities, as soon as practicable after a Fund is notified. Taxes withheld on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.

Expenses – Expenses deemed to have been incurred solely by a Fund are normally charged to that Fund in the entirety. Expenses deemed to have been incurred jointly by a Fund and one or more of the other investment companies for which the Investment Manager or its affiliates serve as investment manager, or other related entities, are generally allocated based on the most practicable method deemed equitable at the time the expense is incurred, including, without limitation, on the basis of relative assets under management.

Distributions to Shareholders – Distributions to shareholders are determined in accordance with income tax regulations and are recorded on the ex-dividend date. The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

Income Taxes – No provision has been made for U.S. income taxes because each Fund’s current intention is to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “IRC”), and to distribute to its shareholders substantially all of its taxable income and net realized gains. Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Each Fund has reviewed its tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on federal, state, and local income tax returns for open tax years (2021-2023) or expected to be taken in the Funds’ 2024 tax returns.

Each Fund may be subject to foreign taxation related to certain securities held by a Fund, income received, capital gains on the sale of securities, and currency transactions. Foreign taxes, if any, are recorded in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. When a capital gain tax is determined to apply, a Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Operating Segments – Each Fund operates and is managed as a single reportable segment and each Fund makes investments in accordance with its investment objective as described in the Funds’ Prospectus. The chief operating decision maker (“CODM”) of the Funds is the President and Portfolio Manager. The financial information in the form of the Funds’ portfolio composition, total returns, changes in net assets and expense ratios, which are used by the CODM to assess a Fund’s performance and to make operational decisions for the Funds’ single segment, is consistent with that presented within the financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities as “net assets” and significant segment expenses are listed on the accompanying statements of operations.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

The Trust has retained the Investment Manager pursuant to an investment management agreement that provides for a management fee payable monthly and based on the average daily net assets of each Fund. With respect to Midas Fund, the annual management fee is 1% on the first $200 million, .95% from $200 million to $400 million, .90% from $400 million to $600 million, .85% from $600 million to $800 million, .80% from $800 million to $1 billion, and .75% over $1 billion. With respect to Midas Magic, the annual management fee is 1% on the first $10 million, .875% from $10 million to $30 million, .75% from $30 million to $150 million, .625% from $150 million to $500 million, and .5% over $500 million.

The Trust, on behalf of each Fund, has adopted a plan of distribution pursuant to Rule 12b-1 under the Company Act. Under the plan and a related distribution agreement, each Fund pays the distributor, Midas Securities Group, Inc. (the “Distributor”), an affiliate of the Investment Manager, a fee at the annual rate of 0.25% based on the average daily net assets of each Fund for distribution and shareholder services and other activities and expenses primarily intended to result in the sale of the Funds’ shares. In addition, Midas Fund and Midas Magic each reimbursed the Distributor $13,696 and $3,140, respectively, for payments made to certain brokers for record keeping, administrative, and similar services for the year ended December 31, 2024.

Certain officers and trustees of the Trust are officers and directors of the Investment Manager and the Distributor.

Pursuant to the investment management agreement, the Funds reimburse the Investment Manager for providing at cost certain administrative services comprised of compliance and accounting services. For the year ended December 31, 2024, the Funds reimbursed such costs as follows:

	MIDAS FUND	MIDAS MAGIC
Compliance	$ 49,335	$ 85,310
Accounting	40,820	72,280
Total	$ 90,155	$ 157,590

Each trustee of the Trust who is not an employee of the Investment Manager or its affiliates is compensated by the Funds. These trustees receive fees for service as a trustee from the Funds and the other funds of which they are a director or trustee and for which the Investment Manager or its affiliates serve as investment manager. In addition, trustee out-of-pocket expenses are allocated to each such Fund based on the most practicable method deemed equitable at the time the expense is incurred, including, without limitation, on the basis of relative assets under management. Expenses deemed to have been incurred solely by a Fund are normally charged to such Fund in the entirety.

3. DISTRIBUTABLE EARNINGS

The tax character of distributions paid by the Funds are summarized as follows:

	MIDAS FUND		MIDAS MAGIC
Distributions paid from:	Year ended December 31,		Year ended December 31,
	2024	2023	2024	2023
Short term capital gains	$ —	$ —	$ —	$ —
Long term capital gains	—	—	408,873	372,698
Total	$ —	$ —	$ 408,873	$ 372,698

As of December 31, 2024, Midas Fund had a net capital loss carryover of $51,454,141, comprised of $1,054,964 of short term losses and $50,399,177 of long term losses which may be carried forward indefinitely. Midas Fund utilized $21,446 of capital loss carryover during the year ended December 31, 2024.

As of December 31, 2024, the components of distributable earnings (deficit) on a tax basis were as follows:

	MIDAS FUND	MIDAS MAGIC
Undistributed long term capital gains	$ —	$ 2,092,418
Accumulated net realized loss on investments	(51,454,141)	—
Unrealized appreciation on investments and foreign currencies	4,545,021	18,620,979
Total	$ (46,909,120)	$ 20,713,397

Federal income tax regulations permit post-October net capital losses, if any, to be deferred and recognized on the tax return of the next succeeding taxable year.

GAAP requires certain components related to permanent differences of net assets to be classified differently for financial reporting than for tax reporting purposes. These differences have no effect on net assets or NAV per share. These differences, which may result in distribution reclassifications, are primarily due to net operating losses and foreign gains and losses. As of December 31, 2024, the Funds recorded the following financial reporting reclassifications to the net asset accounts to reflect those differences.

	MIDAS FUND	MIDAS MAGIC
Distributable earnings	$ 426,325	$ 493,920
Paid in capital	$ (426,325)	$ (493,920)

4. VALUE MEASUREMENTS

A hierarchy established by GAAP prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1 - unadjusted quoted prices in active markets for identical assets or liabilities including securities actively traded on a securities exchange.
•

Level 2 - observable inputs other than quoted prices included in level 1 that are observable for the asset or liability which may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•	Level 3 - unobservable inputs for the asset or liability including a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets for the security, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy, within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs and methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity Securities (Common and Preferred Stock) – Most publicly traded equity securities are valued normally at the most recent official closing price, last sale price, evaluated quote, or closing bid price. To the extent these securities are actively traded, and valuation adjustments are not applied, they may be categorized in level 1 of the fair value hierarchy. Equities on inactive markets or valued by reference to similar instruments may be categorized in level 2.

Illiquid Securities – Illiquid securities for which quotations are not readily available or reliable may be valued with fair value pricing as described above. Depending on the relative significance of valuation inputs, these instruments may be categorized in either level 2 or level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2024 in valuing each Fund’s assets. Refer to each Fund’s Schedule of Portfolio Investments for detailed information on specific investments.

MIDAS FUND	Level 1	Level 2	Level 3	Total
Common stocks	$13,680,785	$—	$0	$13,680,785
Total investments, at value	$13,680,785	$—	$0	$13,680,785

MIDAS MAGIC	Level 1	Level 2	Level 3	Total
Common stocks	$22,341,922	$—	$—	$22,341,922
Total investments, at value	$22,341,922	$—	$—	$22,341,922

The following is a reconciliation of level 3 assets:

MIDAS FUND
Balance of level 3 assets at December 31, 2023	$—
Transfer in	0
Balance at December 31, 2024	$0

Net change in unrealized depreciation attributable to assets held as level 3 at December 31, 2024	$378,212

The Funds have adopted a policy of recording transfers of investment securities between the different levels in the fair value hierarchy as of the end of the quarter.

The Investment Manager, under the direction of the Funds’ Board, considers various valuation approaches for valuing assets categorized within level 3 of the fair value hierarchy. The factors used in determining the value of such assets may include, but are not limited to: the discount applied due to the private nature of the asset; the type of the security; the size of the asset; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer or analysts; an analysis of the company’s or issuer’s financial statements; or an evaluation of the forces that influence the issuer and the market in which the asset is purchased and sold. Significant changes in any of those inputs in isolation may result in a significantly lower or higher fair value measurement. The pricing of all fair value assets is normally reported to the Funds’ Board.

The following table presents additional information about valuation methodologies and inputs used for assets that are measured at fair value and categorized as level 3 as of December 31, 2024:

MIDAS FUND	Fair Value	Valuation Technique	Unobservable Input	Range
Common stocks
Junior Precious Metals Producers	$ 0	Fair market value – assumed assumptions	Discount rate due to lack of marketability	100%

5. INVESTMENT TRANSACTIONS

As of December 31, 2024, for federal income tax purposes, the aggregate cost, gross unrealized appreciation (depreciation), and net unrealized appreciation of investments are summarized in the following table. The aggregate cost of securities for tax purposes will depend on the Fund’s investment experience during the entirety of its fiscal year and may be subject to changes based on tax regulations.

	Federal Income Tax Cost	Gross Unrealized		Net Unrealized Appreciation
		Appreciation	(Depreciation)
Midas Fund	$9,135,764	$5,375,881	$(830,860)	$4,545,021
Midas Magic	$3,720,943	$18,620,979	$—	$18,620,979

Purchases and proceeds from sales or maturities of investment securities, excluding short term securities, for the year ended December 31, 2024, were as follows:

	MIDAS FUND	MIDAS MAGIC

Purchases	$ 730,242	$ 703,627

Proceeds	$ 1,607,818	$ 5,206,437

6. CREDIT AGREEMENT

The Funds entered into a revolving credit agreement and other related agreements (collectively, as amended, supplemented or otherwise modified from time to time, the “Credit Agreement”) with The Huntington National Bank (“HNB”), each Fund’s custodian, under which HNB may make loans to the Funds in such amounts as the Funds may from time to time request. The maximum loan amount under the Credit Agreement is the lesser of: (i) $4,000,000 and $4,500,000 for Midas Fund and Midas Magic, respectively, or (ii) 30% of a Fund’s daily market value, which market value may be decreased by the exclusion of certain Fund assets or asset classes, as HNB may decide from time to time in its sole discretion. Each Fund pledges its securities and other assets as collateral to secure its obligations under the Credit Agreement and each Fund retains the risks and rewards of the ownership of such securities and other assets pledged.

Borrowings under the Credit Agreement bear an interest rate per annum to be applied to the principal balance outstanding, from time to time, equal to the Term Secured Overnight Financing Rate (SOFR) plus 1.28%. An unused fee is charged equal to 0.125% per annum of the daily excess of the maximum loan amount over the outstanding principal balance of the loan. The Funds were charged origination fees and expenses of $5,000 for Midas Fund and $5,625 for Midas Magic upon the annual renewal of the Credit Agreement and such costs are amortized ratably through June 11, 2025, the maturity date of the Credit Agreement.

The outstanding loan balance as of December 31, 2024, and the average daily amount outstanding, maximum amount outstanding, and weighted average interest rate related to the borrowings under the Credit Agreement for the year ended December 31, 2024, were as follows:

	MIDAS FUND	MIDAS MAGIC
Outstanding loan balance	$ 2,827,200	$ 1,727,000
Average daily amount outstanding	$ 2,595,054	$ 1,977,126
Maximum amount outstanding	$ 3,290,900	$ 4,488,900
Weighted average interest rate	6.61%	6.52%

7. PORTFOLIO CONCENTRATION

Each Fund operates as a “non-diversified” investment company under the Company Act, which means that the portion of a Fund’s assets that may be invested in the securities of a single issuer and the amount of the outstanding voting securities of a particular issuer held by a Fund are not limited by the Company Act. Each Fund, however, currently intends to continue to conduct its operations so as to qualify as a “regulated investment company” for purposes of the IRC, which currently requires that, at the end of each quarter of the taxable year, with respect to 50% of a Fund’s total assets, the Fund limits to 5% the portion of its total assets invested in the securities of a single issuer. There are no such limitations with respect to the balance of a Fund’s portfolio, although no single investment can exceed 25% of a Fund’s total assets at the time of purchase. A more concentrated portfolio may cause a Fund’s NAV to be more volatile and thus may subject shareholders to more risk.

8. CONTINGENCIES

The Funds indemnify officers and trustees for certain liabilities that might arise from the performance of their duties for the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which may provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves future claims that may be made against the Funds under circumstances that have not occurred.

9. RISKS AND UNCERTAINTIES

Market Risks - An investment in a Fund is subject to market risk, including the possible loss of the entire principal amount. An investment in Fund shares represents an indirect investment in the securities owned by a Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably, and these fluctuations are likely to have a greater impact on the value of the shares during periods in which a Fund utilizes leverage.

Foreign Securities Risk – Investments in the securities of foreign issuers involve special risks which include changes in foreign exchange rates and the possibility of future adverse political, tax, and economic developments, which could adversely affect the value of such securities. Moreover, securities of foreign issuers and securities traded in foreign markets may be less liquid and their prices more volatile than those of U.S. issuers and markets. In addition, in certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in the securities of issuers domiciled in those countries.

Leverage Risk – The Funds may use leverage to the extent permitted under the Company Act. Leveraging (buying securities using borrowed money) exaggerates the effect on the NAV of any increase or decrease in the market value of a Fund’s investments. Money a Fund borrows for leveraging is limited to 33 1/3% of the value of its total assets. These borrowings would be subject to interest costs that may or may not be offset by income or capital gain from the securities purchased. There can be no assurance that a Fund’s use of leverage will be successful.

Sector Risk – To the extent a Fund focuses its investments, from time to time, in a particular sector, the Fund will be subject to a greater degree to the risks specific to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector to a greater extent than if the Fund’s investments were diversified across different sectors.

Cybersecurity Risk – With the widespread use of technologies such as the Internet to conduct business, the Funds are susceptible to operational, information security, and related risks. Cyber incidents affecting the Funds or their service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Funds’ ability to calculate their respective NAVs, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional related costs.

Recent Market Events – U.S. and international markets have experienced volatility in recent months and years due to a number of eco- nomic, political and global macro factors, including elevated inflation levels and wars in Europe and the Middle East. Uncertainties regarding interest rate levels, political events, potential trade restrictions and tariffs, global geopolitical conflicts, and the possibility of a national or global recession have also contributed to market volatility.

FINANCIAL HIGHLIGHTS

December 31, 2024

MIDAS FUND	For the Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Data (for a share outstanding throughout each period)
Net asset value, beginning of period	$1.10	$1.12	$1.26	$1.56	$1.41
Income (loss) from investment operations:
Net investment loss (1)	(0.04)	(0.03)	(0.02)	(0.03)	(0.04)
Net realized and unrealized gain (loss) on investments	0.12	0.01	(0.12)	(0.27)	0.19
Total from investment operations	0.08	(0.02)	(0.14)	(0.30)	0.15
Net asset value, end of period*	$1.18	$1.10	$1.12	$1.26	$1.56

Total Return	7.27%	(1.79)%	(11.11)%	(19.23)%	10.64%

Ratios/Supplemental Data
Net assets at end of period (000s omitted)	$10,777	$11,176	$12,100	$13,967	$18,265
Ratio of total expenses to average net assets	5.98%	5.11%	4.25%	3.83%	3.77%
Ratio of net expenses to average net assets (2)	5.98%	5.11%	4.25%	3.83%	3.77%
Ratio of net investment loss to average net assets	(3.75)%	(2.99)%	(2.16)%	(1.91)%	(2.53)%
Portfolio turnover rate	5%	18%	19%	1%	18%

(1)	Average shares outstanding during the period are used to calculate per share data.
(2)

The ratio of net expenses excluding loan interest and fees from the use of leverage to average net assets was 4.39%, 4.22%, 4.07%, 3.45%, and 3.45%, for the years ended December 31, 2024, 2023, 2022, 2021, and 2020, respectively.

* Redemption fees from capital share transactions were less than $0.005 per share

See notes to financial statements.

FINANCIAL HIGHLIGHTS

December 31, 2024

MIDAS MAGIC	For the Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Data (for a share outstanding throughout each period)
Net asset value, beginning of period	$27.81	$21.41	$29.40	$22.74	$20.57
Income (loss) from investment operations:
Net investment loss (1)	(0.98)	(0.94)	(0.63)	(0.58)	(0.41)
Net realized and unrealized gain (loss) on investments	8.36	7.92	(6.26)	9.29	3.22
Total from investment operations	7.38	6.98	(6.89)	8.71	2.81

Paid-in capital from redemption fees	0.02	0.02	0.02	—	—

Less distributions:
Realized gains	(0.70)	(0.60)	(1.12)	(2.05)	(0.64)
Net asset value, end of period	$34.51	$27.81	$21.41	$29.40	$22.74

Total Return	26.61%	32.70%	(23.38)%	38.29%	13.67%

Ratios/Supplemental Data
Net assets at end of period (000s omitted)	$20,515	$17,513	$15,451	$21,346	$16,282
Ratio of total expenses to average net assets	3.77%	4.69%	3.59%	2.95%	3.38%
Ratio of net expenses to average net assets (2)	3.77%	4.69%	3.59%	2.95%	3.38%
Ratio of net investment loss to average net assets	(3.05)%	(3.84)%	(2.53)%	(2.06)%	(2.09)%
Portfolio turnover rate	3%	6%	24%	23%	22%

(1)	Average shares outstanding during the period are used to calculate per share data.
(2)

The ratio of net expenses excluding loan interest and fees from the use of leverage to average net assets was 3.05%, 3.20%, 3.02%, 2.73%, and 3.09%, for the years ended December 31, 2024, 2023, 2022, 2021, and 2020, respectively.

See notes to financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no such changes or disagreements with accountants.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

No such matters were submitted during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid by the registrant during the period covered by the report to:

Item 10(1): All directors and all members of any advisory board for regular compensation: Included herein under Item 7.

Item 10(2): Each director and each member of an advisory board for special compensation: Included herein under Item 7.

Item 10(3): All officers: Russell Kamerman, Chief Compliance Officer, Secretary, and General Counsel: $64,364

This amount represents the portion of Mr. Kamerman’s compensation that the investment manager of the registrant received as reimbursements from the registrant for the provision of Mr. Kamerman’s services at cost.

Item 10(4): Each person of whom any officer or director of the Fund is an affiliated person: Included herein under Item 7 in note 2 of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable during the Fund's most recent fiscal half-year.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies..

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies..

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees made or implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), or this Item.

Item 16. Controls and Procedures.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")), are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)
Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2). Attached hereto as Exhibit 99.CERT.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(a)(5)	Change in the registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

February 24, 2025	Midas Series Trust By: /s/ Thomas B. Winmill Thomas B. Winmill President and Chief Executive Officer

February 24, 2025	Midas Series Trust By: /s/ Thomas O'Malley Thomas O'Malley Chief Financial Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

February 24, 2025	Midas Series Trust By: /s/ Thomas B. Winmill Thomas B. Winmill President and Chief Executive Officer

February 24, 2025	Midas Series Trust By: /s/ Thomas O'Malley Thomas O'Malley Chief Financial Officer